Derivative Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Schedule of Derivative Liabilities

Based on the various convertible notes described in Note 10 and 11, the fair value of applicable derivative liabilities on notes, warrants and change in fair value of derivative liability are as follows for the six months ended June 30, 2020:

	Derivative Liability - Convertible Notes	Derivative Liability - Warrants	Total
Balance as of December 31, 2019	$61,430	$122,021	$183,451
Additions during the period	597,841	353,779	951,620
Change in fair value	16,705	(138,094)	(121,389)
Change due to exercise / redemptions	—	—	—
Balance as of June 30, 2020	$675,976	$337,706	$1,013,682

The following table presents the activity for derivative liabilities measured at estimated fair value:

	Derivative Liability - Convertible Notes	Derivative Liability - Warrants	Total
Balance as of December 31, 2018	$—	$—	$—
Additions during the period	61,321	117,763	179,084
Change in fair value	109	4,258	4,367
Change due to exercise / redemptions	—	—	—
Balance as of December 31, 2019	$61,430	$122,021	$183,451

Warrants
Schedule of share-based payment award, stock options, valuation assumptions

The fair value of the derivative liability – warrants is estimated using a Monte Carlo pricing model with the following assumptions:

Market value of common stock	$0.58 - 1.10
Expected volatility	108.8% - 143.6%
Expected term (in years)	2.48 - 4.97
Risk-free interest rate	0.23% - 0.36%

The fair value of the derivative liability – warrants is estimated using a Monty Carlo Pricing Model with the following assumptions:

Market value of common stock on issuance date	$4.20
Expected volatility	122%
Expected term (in years)	3
Risk-free interest rate	2.16%

Convertible Notes
Schedule of share-based payment award, stock options, valuation assumptions

The fair value of the derivative liability – convertible notes is estimated using a Monte Carlo pricing model with the following assumptions:

Market value of common stock	$0.58 - 1.80
Expected volatility	93.4% - 107.3%
Expected term (in years)	0.48 – 1.59
Risk-free interest rate	0.12% - 0.18%

The fair value of the derivative liability – convertible notes is estimated using a Monty Carlo Pricing Model with the following assumptions:

Market value of common stock on issuance date	$4.20
Expected volatility	100%
Expected term (in years)	1
Risk-free interest rate	2.00%